STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Participant directed investments, at fair value:
Program's interest in the Savings Plan Master Trust, at fair value (Note 5)	$ 12,294,880	$ 11,025,847
Program's interest in the Savings Plan Master Trust, at contract value (Note 6)	290,421	351,955
Program's interest in the Savings Plan Master Trust	12,585,301	11,377,802
Receivables:
Employer contributions	108,088	164,446
Participant contributions	11,087	10,858
Dividend receivable	5,433	0
Notes receivable from participants	35,104	34,626
Total receivables	159,712	209,930
Net Assets Available for Benefits	$ 12,745,013	$ 11,587,732